Fair Value Measurement (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Measurement
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

	June 30, 2021
	Level 1	Level 2	Level 3	Total
Liabilities:
PSARs liability	$—	$—	$726	$726
Total liabilities	$—	$—	$726	$726

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities:
PSARs liability	$—	$—	$858	$858
Total liabilities	$—	$—	$858	$858

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

Fair Value
Balance at December 31, 2020	$858
Change in fair value	(132)
Balance at June 30, 2021	$726